EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share Tables [Abstract]
Schedule of earnings per share
NOTE 21—EARNINGS PER SHARE:

The net income attributable to Teva and the weighted average number of ordinary shares used in computation of basic and diluted earnings per share for the years ended December 31, 2016, 2015 and 2014 are as follows:

	2016	2015	2014

	(U.S. $ in millions, except share data)
Net income attributable to ordinary shareholders	$68	$1,573	$3,055+
Interest expense on convertible senior debentures, and issuance costs, net of tax benefits	-	-	*+
Net income used for the computation of diluted earnings per share	$68	$1,573	$3,055

Schedule of weighted average number of shares
Weighted average number of shares used in the computation of basic earnings per share	955	855	853
Add:
Additional shares from the assumed exercise of employee stock options and unvested RSUs	3	5	3
Weighted average number of additional shares issued upon the assumed conversion of convertible senior debentures	3	4	2
Weighted average number of shares used in the computation of diluted earnings per share	961	864	858

* Represents an amount less than $0.5 million.